Investments Accounted for Using the Equity Method - Additional Information (Detail) - CNY (¥)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
China Mobile Innovative Business Fund (Shenzhen) Partnership (Limited Partnership) [Member]
Disclosure of associates [line items]
Amount contributed to joint venture	¥ 1,256,000,000	¥ 1,256,000,000
Remaining commitment to joint venture	244,000,000	244,000,000
Contingent liabilities relating to interest in the joint ventures	0
SPD Bank [member]
Disclosure of associates [line items]
Fair value of investment	¥ 51,642,000,000	¥ 65,993,000,000
Percentage of fair value of investment below its carrying amount	49.40%	31.20%
Impairment on investment	¥ 0
True Corporation Public Company Limited ("True Corporation") [member]
Disclosure of associates [line items]
Fair value of investment	¥ 4,502,000,000	¥ 6,432,000,000
Percentage of fair value of investment below its carrying amount	13.30%	9.20%
Impairment on investment	¥ 0
China Tower Corporation Limited (China Tower) [member]
Disclosure of associates [line items]
Fair value of investment	¥ 47,159,000,000	¥ 75,729,000,000
Percentage of fair value of investment below its carrying amount	5.30%	55.40%